Convertible notes payable to a related party (Details) - Convertible Debt $ / shares in Units, ¥ in Thousands, $ in Thousands	May 13, 2022 CNY (¥) investor shares	May 13, 2022 USD ($) $ / shares
Related Party
Related party balances and transactions
Debt instrument term	12 months
Aggregate principal amount	¥ 67,871	$ 10,000
Number of investors | investor	1
Interest rate	5.00%
Threshold amount of guarantee obligations considered for determination of an event of default | $		$ 100,000
Period following the issuance date of convertible notes payable, to consummate initial public offering of Class A ordinary shares	6 months
Conversion price (in USD per share)		$ 9.50
Conversion-Lotus convertible notes payable (in shares) | shares	1,052,632
Related Party | Debt Conversion Scenario One
Related party balances and transactions
Conversion price (in USD per share)		$ 10.00
Related Party | Minimum
Related party balances and transactions
Written notice period by company for redemption of convertible notes payable	20 days
Related Party | Maximum
Related party balances and transactions
Written notice period by company for redemption of convertible notes payable	35 days
Investor | Debt Conversion Scenario Two
Related party balances and transactions
Conversion price as a percentage of Initial Conversion Price	95.00%	95.00%
Investor | Debt Conversion Scenario Three
Related party balances and transactions
Written notice period by note holder for redemption of convertible notes payable	10 days